ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

Payroll and social security payable	$230,955	$230,430
Bonus payable	47,044	820,140
Other payables and accrued liabilities	118,513	96,960
Total Accounts Payable and Accrued Liabilities	$396,512	$1,147,530